Average Annual Total Returns - Institutional - iShares Edge MSCI Min Vol EAFE Index Fund - Institutional Shares	Nov. 27, 2020
Average Annual Return:
1 Year	16.48%
Since Inception	6.65%
Inception Date	Jul. 13, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	15.14%
Since Inception	5.59%
Inception Date	Jul. 13, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.37%
Since Inception	4.98%
Inception Date	Jul. 13, 2016